Annual Fund Operating Expenses - Causeway Concentrated Equity Fund	Jan. 28, 2021
Institutional Class
Operating Expenses:
Management Fees	0.80%
Shareholder Service Fees	none
Other Expenses	0.90%	[1]
Total Annual Fund Operating Expenses	1.70%
Expense Reimbursement	0.85%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%
Investor Class
Operating Expenses:
Management Fees	0.80%
Shareholder Service Fees	0.25%
Other Expenses	0.90%	[1]
Total Annual Fund Operating Expenses	1.95%
Expense Reimbursement	0.85%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%

[1]	Based on estimates for the current fiscal year.
[2]

Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 0.85% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2022 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.